Vanguard Windsor™ II Fund
Vanguard U.S. Value Fund
Vanguard Morgan™ Growth Fund
Supplement to the Prospectus and Summary Prospectus
Prospectus and Summary Prospectus Text Changes
All references to Anatoly Shtekhman are removed from the prospectus and summary prospectus. James P. Stetler and Binbin Guo, who served as co-managers with Mr. Shtekhman, remain as joint portfolio managers of the
Vanguard portion of the Fund.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 73 052017

Vanguard Windsor™ Funds

Supplement to the Statement of Additional Information Dated February 23, 2017

Important Change to Vanguard Windsor II Fund
In the Investment Advisory Services section, all references to Anatoly Shtekhman are removed. James P. Stetler and
Binbin Guo, who served as co-managers with Mr. Shtekhman, remain as joint portfolio managers of the Vanguard portion of the Fund.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 22A 052017